Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	$ 154,262	$ 156,233
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(12,686)	(25,550)
Net amounts of financial assets presented in the consolidated statement of financial position	141,576	130,683
Impact of master netting arrangements or similar agreements	(31,417)	(34,049)
Collateral	(95,432)	(81,590)
Net amount	14,727	15,044
Gross amounts of recognized financial liabilities	151,910	155,593
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(12,686)	(25,550)
Net amounts of financial liabilities presented in the consolidated statement of financial position	139,224	130,043
Impact of master netting arrangements or similar agreements	(31,417)	(34,049)
Collateral	(93,205)	(77,011)
Net amount	14,602	18,983
Derivative financial instruments liabilities [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial liabilities	38,296	48,348
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(329)	(14,148)
Net amounts of financial liabilities presented in the consolidated statement of financial position	37,967	34,200
Impact of master netting arrangements or similar agreements	(24,568)	(22,400)
Collateral	(5,051)	(4,700)
Net amount	8,348	7,100
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial liabilities	113,614	107,245
Gross amounts of recognized financial assets offset in the consolidated statement of financial position	(12,357)	(11,402)
Net amounts of financial liabilities presented in the consolidated statement of financial position	101,257	95,843
Impact of master netting arrangements or similar agreements	(6,849)	(11,649)
Collateral	(88,154)	(72,311)
Net amount	6,254	11,883
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	37,887	49,512
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(329)	(14,148)
Net amounts of financial assets presented in the consolidated statement of financial position	37,558	35,364
Impact of master netting arrangements or similar agreements	(24,568)	(22,400)
Collateral	(4,085)	(5,915)
Net amount	8,905	7,049
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial assets	116,375	106,721
Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	(12,357)	(11,402)
Net amounts of financial assets presented in the consolidated statement of financial position	104,018	95,319
Impact of master netting arrangements or similar agreements	(6,849)	(11,649)
Collateral	(91,347)	(75,675)
Net amount	$ 5,822	$ 7,995